FINANCIAL INSTRUMENTS - Derivative Instruments (Details) R$ in Millions, $ in Millions, $ in Millions	3 Months Ended	12 Months Ended
	Mar. 31, 2020 $ / shares	Dec. 31, 2022 BRL (R$) R$ / $ $ / $	Dec. 31, 2022 USD ($) R$ / $ $ / $	Dec. 31, 2022 CLP ($) R$ / $ $ / $	Dec. 31, 2021 USD ($)	Sep. 30, 2021 USD ($)	Sep. 30, 2021 CLP ($)	Nov. 06, 2019 BRL (R$)	Nov. 06, 2019 USD ($)
Disclosure of detailed information about financial instruments [line items]
Shares exposed to share price volatility	88.00%	726.00%
Hedging instrument, liabilities			$ 9.3		$ 14.5
Total derivatives not designated as hedges, assets			1.6		0.0
Shares exposed to share price volatility (in CAD per share) | $ / shares	$ 7.26
Total derivatives not designated as hedges, liabilities			4.8		11.0
Hedging instrument, liabilities			9.3		14.5
Currency risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities			9.3		14.5
Hedging instrument, liabilities			9.3		14.5
DSU contracts | Other price risk
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary			4.2
Total derivatives not designated as hedges, assets			1.2		0.0
Cash flow hedge | Currency Contract, One | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary | R$		R$ 432.0
Hedging instrument, liabilities			(0.8)
Hedging instrument, liabilities			(0.8)
Cash flow hedge | Currency Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary				$ 111,900.0
Hedging instrument, liabilities			(2.6)
Hedging instrument, liabilities			$ (2.6)
Cash flow hedge | Forward Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | $ / $		858	858	858
Derivative Notional Amount, Nonmonetary				$ 128,100.0
Hedging instrument, liabilities			$ (2.9)
Hedging instrument, liabilities			$ (2.9)
Cash flow hedge | Forward Contract, Three | Currency risk
Disclosure of detailed information about financial instruments [line items]
Average price (in USD per lb) | R$ / $		5.53	5.53	5.53
Derivative Notional Amount, Nonmonetary | R$		R$ 576.0
Hedging instrument, liabilities			$ (1.8)
Hedging instrument, liabilities			$ (1.8)
Cash flow hedge | Forward contracts | Currency risk | 2023 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary								R$ 300.0	$ 61.4
Notional amount						$ 85.9	$ 68,100.0
Cash flow hedge | Forward contracts | Currency risk | 2024 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative Notional Amount, Nonmonetary								R$ 276.0	$ 56.5
Notional amount						$ 75.9	$ 60,000.0
Cash flow hedge | Maximum | Currency Contract, One | Currency risk | 2023 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		29.00%	29.00%	29.00%
Cash flow hedge | Maximum | Currency Contract, One | Currency risk | 2024 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		28.00%	28.00%	28.00%
Cash flow hedge | Maximum | Currency Contract, Two | Currency risk | 2023 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		26.00%	26.00%	26.00%
Cash flow hedge | Maximum | Currency Contract, Two | Currency risk | 2024 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage		29.00%	29.00%	29.00%
Cash flow hedge | Maximum | Forward Contract, One | Currency risk | 2023 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage								41.00%	41.00%
Cash flow hedge | Maximum | Forward Contract, One | Currency risk | 2024 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage								36.00%	36.00%
Cash flow hedge | Maximum | Forward Contract, Two | Currency risk | 2023 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage								34.00%	34.00%
Cash flow hedge | Maximum | Forward Contract, Two | Currency risk | 2024 Forecasted Costs
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk option strike price, percentage								29.00%	29.00%
Sale of put options | Zero-cost collar contracts | Currency Contract, One | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, put | R$ / $		5.93	5.93	5.93
Sale of put options | Zero-cost collar contracts | Currency Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, put | $ / $		889	889	889
Purchase of call options | Zero-cost collar contracts | Currency Contract, One | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | R$ / $		5.25	5.25	5.25
Derivative average price risk, call | R$ / $		5.25	5.25	5.25
Purchase of call options | Zero-cost collar contracts | Currency Contract, Two | Currency risk
Disclosure of detailed information about financial instruments [line items]
Derivative average price risk, call | $ / $		825	825	825
Derivative average price risk, call | $ / $		825	825	825
DSU contracts | Other price risk
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, assets			$ 1.2
Total derivatives not designated as hedges, liabilities			0.0		6.0
Option contract | Other price risk
Disclosure of detailed information about financial instruments [line items]
Total derivatives not designated as hedges, liabilities			$ 4.8		$ 4.7